Other Receivables - contracts with customers (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Receivables
Balance, beginning of the year	$ 295	$ 876
A change in the time frame for a right to consideration to become unconditional	(295)	(581)
Balance, end of the year	$ 0	$ 295